Consolidated Statements of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [Abstract]
GROSS MARGIN	$ 9,409	$ 5,239
SALES (Note 3)	27,712	20,908
Freight, transportation and distribution (Note 4)	851	855
Cost of goods sold (Note 4)	17,452	14,814
Other expenses (income) (Note 6)	312	(2)
EARNINGS BEFORE FINANCE COSTS AND INCOME TAXES	4,781	902
Finance costs (Note 7)	613	520
EARNINGS BEFORE INCOME TAXES	4,168	382
Income tax (recovery) expense (Note 8)	989	(77)
NET EARNINGS	3,179	459
Profit (loss), attributable to owners of parent	3,153	459
Profit (loss), attributable to non-controlling interests	$ 26	$ 0
NET EARNINGS (LOSS) PER SHARE FROM CONTINUING OPERATIONS (Note 9)
Basic earnings (loss) per share	$ 5.53	$ 0.81
Diluted earnings (loss) per share	5.52	0.81
NET EARNINGS PER SHARE FROM DISCONTINUED OPERATIONS (Note 9)
Basic earnings (loss) per share	5.53	0.81
Diluted earnings (loss) per share	$ 5.52	$ 0.81
Weighted average shares outstanding for basic EPS (Note 9)	569,664,000	569,657,000
Weighted average shares outstanding for diluted EPS (Note 9)	571,289,000	569,686,000
Profit (loss)	$ 3,179	$ 459
Selling expenses (Note 4)	3,142	2,813
General and administrative expenses (Note 4)	477	429
Provincial mining taxes (Note 4)	466	204
Share-based compensation (Note 5)	198	69
Impairment of assets (Note 13 and 14)	$ (33)	$ (824)